Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Non Executive Directors (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€)
Tomas Alfaro Drake | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 129,000
Tomas Alfaro Drake | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Tomas Alfaro Drake | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Tomas Alfaro Drake | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	214,000
Jose Miguel Andres Torrecillas | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Jose Miguel Andres Torrecillas | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	104,000
Jose Miguel Andres Torrecillas | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Jose Miguel Andres Torrecillas | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	111,000
Jose Miguel Andres Torrecillas | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	33,000	[1]
Jose Miguel Andres Torrecillas | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	483,000
Jaime Felix Caruana Lacorte [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Jaime Felix Caruana Lacorte [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167,000
Jaime Felix Caruana Lacorte [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	110,000
Jaime Felix Caruana Lacorte [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Jaime Felix Caruana Lacorte [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	14,000
Jaime Felix Caruana Lacorte [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	527,000
Belen Garijo Lopez | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Belen Garijo Lopez | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	68,000
Belen Garijo Lopez | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Belen Garijo Lopez | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	45,000
Belen Garijo Lopez | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	348,000
Sunir Kumar Kapoor | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Sunir Kumar Kapoor | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Sunir Kumar Kapoor | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	172,000
Carlos Loring Martinez de Irujo | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Carlos Loring Martinez de Irujo | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167,000
Carlos Loring Martinez de Irujo | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Carlos Loring Martinez de Irujo | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Carlos Loring Martinez de Irujo | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	445,000
Lourdes Maiz Carro | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Lourdes Maiz Carro | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	68,000
Lourdes Maiz Carro | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Lourdes Maiz Carro | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	14,000
Lourdes Maiz Carro | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	253,000
Jose Maldonado Ramos | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Jose Maldonado Ramos | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167,000
Jose Maldonado Ramos | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	45,000
Jose Maldonado Ramos | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	340,000
Ana Peralta Moreno [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Ana Peralta Moreno [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	68,000
Ana Peralta Moreno [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Ana Peralta Moreno [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	240,000
Juan Pi Llorens | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Juan Pi Llorens | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	24,000
Juan Pi Llorens | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	214,000
Juan Pi Llorens | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	31,000
Juan Pi Llorens | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Juan Pi Llorens | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000	[2]
Juan Pi Llorens | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	493,000
Susana Rodriguez Vidarte | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Susana Rodriguez Vidarte | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167,000
Susana Rodriguez Vidarte | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Susana Rodriguez Vidarte | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	45,000
Susana Rodriguez Vidarte | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	447,000
Jan Verplancke [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129,000
Jan Verplancke [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000
Jan Verplancke [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	172,000
Total remuneration for non executive directors | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	1,545,000	[3]
Total remuneration for non executive directors | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	667,000	[3]
Total remuneration for non executive directors | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	442,000	[3]
Total remuneration for non executive directors | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	642,000	[3]
Total remuneration for non executive directors | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	278,000	[3]
Total remuneration for non executive directors | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	289,000	[3]
Total remuneration for non executive directors | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	186,000	[3]
Total remuneration for non executive directors | Other [Member]
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	87,000	[3],[4]
Total remuneration for non executive directors | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 4,134,000	[3]

[1]

(1) Amounts received during the 2019 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director, positions for which they were appointed by resolution of the Board of Directors on 29 April 2019.

[2]

(1) Amounts received during the 2019 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director, positions for which they were appointed by resolution of the Board of Directors on 29 April 2019.

[3]

(2) This in cludes the amounts corresponding to the position of member of the Board and of the various committees during the 2019 financial year. By resolution of the Board of Directors on 29 April 2019, the functions of some Board committees were redistributed, and t heir associated remunerations adapted to these changes in some cases.

[4]

(1) Amounts received during the 2019 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director, positions for which they were appointed by resolution of the Board of Directors on 29 April 2019.